Share-Based Compensation	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
12.	Share-Based Compensation

On March 20, 2019, the Company granted 32,550 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to
non-employee
directors with a weighted average value of $11.06 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 141,888 restricted shares to the officers and employees of the Company, including the then Chief Executive Officer, with a weighted average value of $11.06 per share. All these restricted shares vest on the third anniversary of the grant date.
During the six months ended June 30, 2019, there were 29,898 shares that were previously granted to non-employee
directors under the 2013 Plan with a weighted average grant value of $12.04 per share, which vested at a fair value of $336,054. In addition, 48,147 shares that were granted in 2016 to the Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $15.80, vested at a fair value of $548,218.
On March 20, 2018, the Company granted 29,898 restricted shares under the 2013 Plan to non-employee directors with a weighted average value of $12.04 per share. On November 28, 2018 the Company granted a further 5,000 shares to a newly appointed non-employee director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date. On March 20, 2018 the Company granted 96,644 restricted shares to the Chief Executive Officer and officers and employees of the Company with a weighted average value of $12.04 per share. All these restricted shares vest on the third anniversary of the grant date.
During the year ended December 31, 2018, 28,194 shares that were previously granted under the 2013 Plan to non-employee
directors with a weighted average grant value of $12.77 per share vested at a fair value of $325,641.
Restricted share grant activity for the year ended December 31, 2018 and six months ended June 30, 2019 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2018	143,513	$13.82	1.49 years
Granted	131,542	12.04
Vested	(28,194)	12.77
Forfeited	(3,673)	14.16

Balance as of December 31, 2018	243,188	$12.98	1.30 years
Granted	174,438	11.06
Vested	(78,045)	14.36

Balance as of June 30, 2019	339,581	$11.68	1.84 years

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the Statement of Income over the period to the vesting date.
During the six months ended June 30, 2019, the Company recognized $746,446 in share-based compensation costs relating to share grants (six months ended June 30, 2018: $466,577). During the three months ended June 30, 2019, the Company recognized $400,689 in share-based compensation costs relating to share grants (three months ended June 30, 2018: $317,926). As of June 30, 2019, there was a total of $2,569,942 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2018: $1,387,104) which are expected to be recognized over a weighted average period of 1.84 years (December 31, 2018: 1.30 years).
Share options previously issued under the 2013 Plan are exercisable from the third anniversary of the grant date up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to be between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movement in the existing share options for the year ended December 31, 2018 and the six months ended June 30, 2019 was as follows:

Options	Number of non-vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2018	154,685	$17.80	6.70	—
Forfeited during the year	(6,298)	23.85	—	—
Vested	(148,387)	—	—	—

Balance as of December 31, 2018	—	—	—	$—
Granted during the period	6,000	18.95	5.52	—
Vested	—	—	—	—

Balance as of June 30, 2019	6,000	18.95	5.52	$—

On January 5, 2019, 6,000 share options were granted to an employee of the company at a strike price of $18.95 under the 2013 Plan. These options are not exercisable until the first anniversary of the grant date and can be exercised up to the sixth anniversary of the grant date.
On March 17, 2018, 148,387 share options granted on March 17, 2015 at an option price of $17.80 became exercisable. None of the options vested and outstanding were exercised as of December 31, 2018.
During the year ended December 31, 2018, 18,506 of the share options that had previously vested as of December 31, 2017 were forfeited at a weighted average option price of $24.17.
During the six months ended June 30, 2019, the Company recognized no
share-based compensation costs (six months ended June 30, 2018: credit of $99,902 recognized in general and administrative costs) relating to options granted under the 2013 Plan. As of June 30, 2019, there were 349,936 share options existing and outstanding and no
unrecognized compensation costs (December 31, 2018:
no
unrecognized compensation costs) relating to
non-vested
options under the 2013 Plan.